Loans, Impaired Loans and Allowance for Credit Losses -Summary of Carrying Value of Exposures by Risk Rating (Detail) - CAD ($) $ in Millions		Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		$ 768,757	$ 763,456	$ 767,365
Allowance for credit losses		7,197	7,084	6,536
Carrying value of loans net of ACL		761,560	$ 756,372	760,829
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		360,937		350,941
Allowance for credit losses		1,430		1,208
Carrying value of loans net of ACL		359,507		349,733
Residential mortgages [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		212,899		214,427
Residential mortgages [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		90,579		81,969
Residential mortgages [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		28,093		21,277
Residential mortgages [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		8,414		7,841
Residential mortgages [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		2,925		2,827
Residential mortgages [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[1]	15,368		20,228
Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		2,659		2,372
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		107,890		106,379
Allowance for credit losses		2,387		2,319
Carrying value of loans net of ACL		105,503		104,060
Personal loans [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		31,380		30,865
Personal loans [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		21,891		20,698
Personal loans [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		12,633		13,091
Personal loans [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		15,015		15,378
Personal loans [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		2,477		2,819
Personal loans [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[1]	23,446		22,411
Personal loans [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		1,048		1,117
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		17,472		17,374
Allowance for credit losses		1,250		1,160
Carrying value of loans net of ACL		16,222		16,214
Credit Card [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		2,543		2,385
Credit Card [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		3,045		2,897
Credit Card [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		4,689		4,686
Credit Card [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		4,927		4,949
Credit Card [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		1,138		1,044
Credit Card [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[1]	1,130		1,413
Undrawn loan commitments retail [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments net of ACL		170,347		161,214
Undrawn loan commitments retail [Member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		124,174		115,398
Undrawn loan commitments retail [Member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		19,247		17,973
Undrawn loan commitments retail [Member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		8,362		8,150
Undrawn loan commitments retail [Member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		4,227		3,995
Undrawn loan commitments retail [Member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		322		315
Undrawn loan commitments retail [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	[1]	14,015		15,383
Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		656,646		635,908
Allowance for credit losses		5,067		4,687
Carrying value of loans net of ACL		651,579		631,221
Total retail loans [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		370,996		363,075
Total retail loans [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		134,762		123,537
Total retail loans [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		53,777		47,204
Total retail loans [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		32,583		32,163
Total retail loans [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		6,862		7,005
Total retail loans [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[1]	53,959		59,435
Total retail loans [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		3,707		3,489
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		282,458		292,671
Allowance for credit losses		2,130		1,849
Carrying value of loans net of ACL		280,328		290,822
Business and government [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[1]	2,409		2,215
Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		3,183		3,250
Business and government [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		140,250		148,828
Business and government [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		132,032		133,549
Business and government [member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		4,584		4,829
Undrawn loan commitments business and government [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		307,291		312,320
Allowance for credit losses		173		186
Carrying value of undrawn loan commitments net of ACL		307,118		312,134
Undrawn loan commitments business and government [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	[1]	4,010		3,921
Undrawn loan commitments business and government [Member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		36		32
Undrawn loan commitments business and government [Member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		242,713		244,759
Undrawn loan commitments business and government [Member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		59,616		62,466
Undrawn loan commitments business and government [Member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		916		1,142
Total Non Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		589,749		604,991
Allowance for credit losses		2,303		2,035
Carrying value of loans net of ACL		587,446		602,956
Total Non Retail Loans [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[1]	6,419		6,136
Total Non Retail Loans [Member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		3,219		3,282
Total Non Retail Loans [Member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		382,963		393,587
Total Non Retail Loans [Member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		191,648		196,015
Total Non Retail Loans [Member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		5,500		5,971
Stage one exposure [Member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		328,818		329,902
Allowance for credit losses		185		165
Carrying value of loans net of ACL		328,633		329,737
Stage one exposure [Member] | Residential mortgages [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		207,050		211,165
Stage one exposure [Member] | Residential mortgages [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		83,929		78,344
Stage one exposure [Member] | Residential mortgages [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		20,742		19,205
Stage one exposure [Member] | Residential mortgages [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		2,841		2,561
Stage one exposure [Member] | Residential mortgages [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		44		13
Stage one exposure [Member] | Residential mortgages [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[1]	14,212		18,614
Stage one exposure [Member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		94,946		95,697
Allowance for credit losses		564		544
Carrying value of loans net of ACL		94,382		95,153
Stage one exposure [Member] | Personal loans [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		31,114		30,865
Stage one exposure [Member] | Personal loans [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		21,051		20,686
Stage one exposure [Member] | Personal loans [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		12,527		13,053
Stage one exposure [Member] | Personal loans [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		9,081		10,535
Stage one exposure [Member] | Personal loans [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		27		76
Stage one exposure [Member] | Personal loans [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[1]	21,146		20,482
Stage one exposure [Member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		13,648		13,865
Allowance for credit losses		309		288
Carrying value of loans net of ACL		13,339		13,577
Stage one exposure [Member] | Credit Card [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		2,541		2,382
Stage one exposure [Member] | Credit Card [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		3,033		2,872
Stage one exposure [Member] | Credit Card [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		4,659		4,631
Stage one exposure [Member] | Credit Card [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		2,742		3,069
Stage one exposure [Member] | Credit Card [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		19		16
Stage one exposure [Member] | Credit Card [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[1]	654		895
Stage one exposure [Member] | Undrawn loan commitments retail [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments net of ACL		166,166		157,605
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		123,848		115,396
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		19,166		17,947
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		8,350		8,128
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		3,645		3,490
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		13		10
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	[1]	11,144		12,634
Stage one exposure [Member] | Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		603,578		597,069
Allowance for credit losses		1,058		997
Carrying value of loans net of ACL		602,520		596,072
Stage one exposure [Member] | Total retail loans [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		364,553		359,808
Stage one exposure [Member] | Total retail loans [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		127,179		119,849
Stage one exposure [Member] | Total retail loans [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		46,278		45,017
Stage one exposure [Member] | Total retail loans [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		18,309		19,655
Stage one exposure [Member] | Total retail loans [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		103		115
Stage one exposure [Member] | Total retail loans [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[1]	47,156		52,625
Stage one exposure [Member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		266,718		273,948
Allowance for credit losses		699		586
Carrying value of loans net of ACL		266,019		273,362
Stage one exposure [Member] | Business and government [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[1]	2,382		2,190
Stage one exposure [Member] | Business and government [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		138,872		146,999
Stage one exposure [Member] | Business and government [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		125,455		124,749
Stage one exposure [Member] | Business and government [member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		9		10
Stage one exposure [Member] | Undrawn loan commitments business and government [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		303,008		307,128
Allowance for credit losses		146		153
Carrying value of undrawn loan commitments net of ACL		302,862		306,975
Stage one exposure [Member] | Undrawn loan commitments business and government [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	[1]	4,009		3,921
Stage one exposure [Member] | Undrawn loan commitments business and government [Member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		241,496		243,635
Stage one exposure [Member] | Undrawn loan commitments business and government [Member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		57,503		59,572
Stage one exposure [Member] | Total Non Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		569,726		581,076
Allowance for credit losses		845		739
Carrying value of loans net of ACL		568,881		580,337
Stage one exposure [Member] | Total Non Retail Loans [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[1]	6,391		6,111
Stage one exposure [Member] | Total Non Retail Loans [Member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		380,368		390,634
Stage one exposure [Member] | Total Non Retail Loans [Member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		182,958		184,321
Stage one exposure [Member] | Total Non Retail Loans [Member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		9		10
Stage two exposure [Member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		29,460		18,667
Allowance for credit losses		447		398
Carrying value of loans net of ACL		29,013		18,269
Stage two exposure [Member] | Residential mortgages [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		5,849		3,262
Stage two exposure [Member] | Residential mortgages [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		6,650		3,625
Stage two exposure [Member] | Residential mortgages [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		7,351		2,072
Stage two exposure [Member] | Residential mortgages [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		5,573		5,280
Stage two exposure [Member] | Residential mortgages [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		2,881		2,814
Stage two exposure [Member] | Residential mortgages [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[1]	1,156		1,614
Stage two exposure [Member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		11,896		9,565
Allowance for credit losses		1,223		1,154
Carrying value of loans net of ACL		10,673		8,411
Stage two exposure [Member] | Personal loans [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		266
Stage two exposure [Member] | Personal loans [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		840		12
Stage two exposure [Member] | Personal loans [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		106		38
Stage two exposure [Member] | Personal loans [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		5,934		4,843
Stage two exposure [Member] | Personal loans [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		2,450		2,743
Stage two exposure [Member] | Personal loans [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[1]	2,300		1,929
Stage two exposure [Member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		3,824		3,509
Allowance for credit losses		941		872
Carrying value of loans net of ACL		2,883		2,637
Stage two exposure [Member] | Credit Card [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		2		3
Stage two exposure [Member] | Credit Card [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		12		25
Stage two exposure [Member] | Credit Card [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		30		55
Stage two exposure [Member] | Credit Card [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		2,185		1,880
Stage two exposure [Member] | Credit Card [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		1,119		1,028
Stage two exposure [Member] | Credit Card [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[1]	476		518
Stage two exposure [Member] | Undrawn loan commitments retail [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments net of ACL		4,181		3,609
Stage two exposure [Member] | Undrawn loan commitments retail [Member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		326		2
Stage two exposure [Member] | Undrawn loan commitments retail [Member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		81		26
Stage two exposure [Member] | Undrawn loan commitments retail [Member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		12		22
Stage two exposure [Member] | Undrawn loan commitments retail [Member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		582		505
Stage two exposure [Member] | Undrawn loan commitments retail [Member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		309		305
Stage two exposure [Member] | Undrawn loan commitments retail [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	[1]	2,871		2,749
Stage two exposure [Member] | Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		49,361		35,350
Allowance for credit losses		2,611		2,424
Carrying value of loans net of ACL		46,750		32,926
Stage two exposure [Member] | Total retail loans [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		6,443		3,267
Stage two exposure [Member] | Total retail loans [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		7,583		3,688
Stage two exposure [Member] | Total retail loans [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		7,499		2,187
Stage two exposure [Member] | Total retail loans [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		14,274		12,508
Stage two exposure [Member] | Total retail loans [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		6,759		6,890
Stage two exposure [Member] | Total retail loans [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[1]	6,803		6,810
Stage two exposure [Member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		12,557		15,473
Allowance for credit losses		595		475
Carrying value of loans net of ACL		11,962		14,998
Stage two exposure [Member] | Business and government [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[1]	27		25
Stage two exposure [Member] | Business and government [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		1,378		1,829
Stage two exposure [Member] | Business and government [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		6,577		8,800
Stage two exposure [Member] | Business and government [member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		4,575		4,819
Stage two exposure [Member] | Undrawn loan commitments business and government [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		4,247		5,160
Allowance for credit losses		27		33
Carrying value of undrawn loan commitments net of ACL		4,220		5,127
Stage two exposure [Member] | Undrawn loan commitments business and government [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	[1]	1
Stage two exposure [Member] | Undrawn loan commitments business and government [Member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		1,217		1,124
Stage two exposure [Member] | Undrawn loan commitments business and government [Member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		2,113		2,894
Stage two exposure [Member] | Undrawn loan commitments business and government [Member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		916		1,142
Stage two exposure [Member] | Total Non Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		16,804		20,633
Allowance for credit losses		622		508
Carrying value of loans net of ACL		16,182		20,125
Stage two exposure [Member] | Total Non Retail Loans [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[1]	28		25
Stage two exposure [Member] | Total Non Retail Loans [Member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		2,595		2,953
Stage two exposure [Member] | Total Non Retail Loans [Member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		8,690		11,694
Stage two exposure [Member] | Total Non Retail Loans [Member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		5,491		5,961
Stage three exposure [Member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	2,659		2,372
Allowance for credit losses	[2]	798		645
Carrying value of loans net of ACL	[2]	1,861		1,727
Stage three exposure [Member] | Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	2,659		2,372
Stage three exposure [Member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	1,048		1,117
Allowance for credit losses	[2]	600		621
Carrying value of loans net of ACL	[2]	448		496
Stage three exposure [Member] | Personal loans [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	1,048		1,117
Stage three exposure [Member] | Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	3,707		3,489
Allowance for credit losses	[2]	1,398		1,266
Carrying value of loans net of ACL	[2]	2,309		2,223
Stage three exposure [Member] | Total retail loans [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	3,707		3,489
Stage three exposure [Member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	3,183		3,250
Allowance for credit losses	[2]	836		788
Carrying value of loans net of ACL	[2]	2,347		2,462
Stage three exposure [Member] | Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	3,183		3,250
Stage three exposure [Member] | Undrawn loan commitments business and government [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	[2]	36		32
Carrying value of undrawn loan commitments net of ACL	[2]	36		32
Stage three exposure [Member] | Undrawn loan commitments business and government [Member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	[2]	36		32
Stage three exposure [Member] | Total Non Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	3,219		3,282
Allowance for credit losses	[2]	836		788
Carrying value of loans net of ACL	[2]	2,383		2,494
Stage three exposure [Member] | Total Non Retail Loans [Member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	$ 3,219		$ 3,282

[1]	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.
[2]	Stage 3 includes purchased or originated credit-impaired loans.